Earnings per share (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Issued common shares at beginning of period					91,265,140	85,545,875	83,730,875	77,961,151
Effect of shares issued		20,707	3,710,562	3,130,375
Weighted average number of common shares outstanding - basic	91,265,140	83,751,582	89,256,437	81,091,526
Weighted average number of shares outstanding - diluted	91,265,140	83,751,582	89,256,437	81,091,526